INSTITUTIONAL CLASS SHARES | ICM SMALL COMPANY PORTFOLIO
ICM SMALL COMPANY PORTFOLIO
INVESTMENT OBJECTIVE

The ICM Small Company Portfolio (the “Fund”) seeks maximum, long-term total return, consistent with reasonable risk to principal, by investing primarily in common stocks of smaller companies measured in terms of revenues and assets and, more importantly, in terms of market capitalization.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses	INSTITUTIONAL CLASS SHARES ICM SMALL COMPANY PORTFOLIO INSTITUTIONAL CLASS SHARES
Management Fee	0.70%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.94%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 YEAR	3 YEARS	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES | ICM SMALL COMPANY PORTFOLIO | INSTITUTIONAL CLASS SHARES | USD ($)	96	300	520	1,155

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During its most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Under normal circumstances, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks of companies that have market capitalizations that are under $2 billion at the time of purchase. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund may invest in equity securities listed on a national securities exchange or traded in the over-the-counter markets. The Fund invests primarily in common stocks, but it may also invest in other types of equity securities, including real estate investment trusts (“REITs”) and American Depository Receipts (“ADRs”).

In selecting investments for the Fund, Investment Counselors of Maryland, LLC (“ICM” or the “Adviser”) typically looks to invest in companies with leading market share positions, shareholder oriented managements, and strong balance sheet and cash flow ratios. Usually, the shares of the companies the Adviser buys are selling at a price to earnings ratio below the average price to earnings ratio of the stocks that comprise the Russell 2000 Index. In addition, the companies selected by the Adviser usually have higher returns on equity and capital than the average company in the Russell 2000 Index. Using screening parameters such as price to earnings ratios, relative return on equity, and other financial ratios, the Adviser screens the Fund’s universe of potential investments to identify potentially undervalued securities. The Adviser further narrows the list of potential investments through traditional fundamental security analysis, which may include interviews with company management and a review of the assessments and opinions of outside analysts and consultants. Securities are sold when the Adviser believes the shares have become relatively overvalued or it finds more attractive alternatives. The Adviser generally will not sell a security merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. There is also a possibility that the Fund will not achieve its goal. This could occur because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. THE FUND’S SHARES ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, GOVERNMENT AUTHORITY OR THE FDIC.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

REIT RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

FOREIGN SECURITIES RISK -- The Fund’s investments in ADRs are subject to foreign securities risk. ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market, in the United States or elsewhere. Although ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign securities, especially those of companies in emerging markets, can be riskier and more volatile than domestic securities. Adverse political and economic developments or changes in the value of foreign currency can make it harder for the Fund to sell its securities and could reduce the value of your shares. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities may be reduced by a withholding tax at the source, which tax would reduce income received from the securities. Foreign securities may also be more difficult to value than securities of U.S. issuers.

SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund will invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.icomd.com or by calling 1-866-234-5426.

During the periods shown in the chart, the highest return for a quarter was 28.17% (quarter ended 06/30/2009) and the lowest return for a quarter was (28.74) % (quarter ended 12/31/2008).
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2015

This table compares the Fund’s average annual total returns for the periods ended December 31, 2015 to those of an appropriate broad based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of Fund shares.

Average Annual Total Returns - INSTITUTIONAL CLASS SHARES - ICM SMALL COMPANY PORTFOLIO	Label	1 YEAR	5 YEARS	10 YEARS
INSTITUTIONAL CLASS SHARES	Fund Return Before Taxes	(3.20%)	8.57%	7.13%
INSTITUTIONAL CLASS SHARES | After Taxes on Distributions	Fund Return After Taxes on Distributions	(5.79%)	5.81%	5.04%
INSTITUTIONAL CLASS SHARES | After Taxes on Distributions and Sales	Fund Return After Taxes on Distributions and Sale of Fund Shares	0.12%	6.73%	5.71%
RUSSELL 2000 VALUE INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)	(7.47%)	7.67%	5.57%